SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee deposits rate	8.33%
Convertible preferred stock	346,593,597	266,835,750
Israeli Shekel [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	$ 3.110	$ 3.215